RIGHT OF USE ASSETS AND LEASE LIABILITIES - Lease Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Amortisation expense on right of use assets (note 4)	$ 63	$ 47	$ 42
Interest expense on lease liabilities (note 6)	9	8	10
Expenses on short term leases	48	107	83
Expenses on variable lease payments not included in the lease liabilities	302	234	220
Expenses on leases of low value assets	$ 33	$ 24	$ 2